SCHEDULE OF EXCHANGE RATE (Details)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	1.00
Period End USD to AUD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	1.4459	1.4888				1.6168
Period End USD to AUD [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation		1.4993
Period End USD to EUR [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	0.8484	0.8523				0.9662
Period End USD to EUR [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation		0.8523
Period End USD: GBP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	0.7543	0.7436				0.7990	1.2165
Period End USD: GBP [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation		0.7436
Average End USD to AUD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	1.4241	1.5040	1.5282	1.5605	1.5939
Average End USD to EUR [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	0.8675	0.8590	0.8553	0.8814	0.9507
Average End USD to GBP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	0.7437	0.7519	0.7417	0.7489	0.7944